SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue	$ 4,024	$ 3,041
Site operating costs, royalties and community relations	1,511	1,522
Depreciation expense	374	307
Exploration, evaluation and project expenses (notes 5 and 8)	13	12
Other expenses (income)1	10	11
Income before income taxes	2,116	1,189
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue	2,686	1,725
Site operating costs, royalties and community relations	934	752
Depreciation expense	278	253
Exploration, evaluation and project expenses (notes 5 and 8)	7	9
Other expenses (income)1	7	6
Income before income taxes	1,460	705
Operating segments | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Revenue	1,984	1,177
Site operating costs, royalties and community relations	660	603
Depreciation expense	201	179
Exploration, evaluation and project expenses (notes 5 and 8)	0	6
Other expenses (income)1	(8)	1
Income before income taxes	1,131	388
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Revenue	2,300	1,429
Site operating costs, royalties and community relations	717	629
Depreciation expense	311	295
Exploration, evaluation and project expenses (notes 5 and 8)	4	4
Other expenses (income)1	13	8
Income before income taxes	1,255	493
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	912	578
Cost of sales, attributable to non-controlling interests	412	370
Profit (loss), attributable to non-controlling interests	501	208
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue	505	1,346
Site operating costs, royalties and community relations	448	475
Depreciation expense	38	223
Exploration, evaluation and project expenses (notes 5 and 8)	1	0
Other expenses (income)1	144	123
Income before income taxes	(126)	525
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	101	269
Cost of sales, attributable to non-controlling interests	97	140
Profit (loss), attributable to non-controlling interests	(74)	107
Operating segments | Lumwana [Member]
Disclosure of operating segments [line items]
Revenue	1,487	855
Site operating costs, royalties and community relations	591	460
Depreciation expense	286	244
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	14	16
Income before income taxes	596	135
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue	1,024	770
Site operating costs, royalties and community relations	324	312
Depreciation expense	100	83
Exploration, evaluation and project expenses (notes 5 and 8)	1	0
Other expenses (income)1	33	57
Income before income taxes	566	318
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue	659	495
Site operating costs, royalties and community relations	249	234
Depreciation expense	65	63
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	9	5
Income before income taxes	336	193
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	15,709	11,581
Site operating costs, royalties and community relations	5,764	5,268
Depreciation expense	1,791	1,781
Exploration, evaluation and project expenses (notes 5 and 8)	26	31
Other expenses (income)1	267	239
Income before income taxes	7,861	4,262
Operating segments | Other Mines
Disclosure of operating segments [line items]
Revenue	2,392	2,076
Site operating costs, royalties and community relations	904	1,036
Depreciation expense	218	229
Exploration, evaluation and project expenses (notes 5 and 8)	6	10
Other expenses (income)1	30	74
Income before income taxes	1,234	727
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	1,040	743
Site operating costs, royalties and community relations	330	281
Depreciation expense	138	134
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	45	12
Income before income taxes	527	316
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue	17,061	12,914
Site operating costs, royalties and community relations	6,338	6,023
Depreciation expense	1,871	1,876
Exploration, evaluation and project expenses (notes 5 and 8)	32	41
Other expenses (income)1	252	301
Income before income taxes	8,568	4,673
Accretion expense	51	53
Operating segments | Nevada Gold Mines
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	3,653	2,539
Cost of sales, attributable to non-controlling interests	1,654	1,530
Profit (loss), attributable to non-controlling interests	1,984	989
Operating segments | North Mara and Bulyanhulu[Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	269	203
Cost of sales, attributable to non-controlling interests	118	111
Profit (loss), attributable to non-controlling interests	143	81
Operating segments | Tongon [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	42	41
Cost of sales, attributable to non-controlling interests	27	32
Profit (loss), attributable to non-controlling interests	13	1
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(1,040)	(743)
Site operating costs, royalties and community relations	(330)	(281)
Depreciation expense	(138)	(134)
Exploration, evaluation and project expenses (notes 5 and 8)	0	0
Other expenses (income)1	(45)	(12)
Income before income taxes	$ (527)	$ (316)